 As Filed with the Securities and Exchange Commission on January
6, 1997
                                        Registration Nos. 333-447
                                                   811-7505


SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
-----------------------
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. 4
Post-Effective Amendment No.
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940
Amendment No.  4
(Check appropriate box or boxes)
---------------------
INTRUST FUNDS Trust
(Exact Name of Registrant as Specified in Charter)

3435 Stelzer Road
Columbus, Ohio  43219
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (888)266-8787

George Martinez
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio  43219
(Name and Address of Agent for Service)

                            Copy to:
                     Steven R. Howard, Esq.
                        Baker & McKenzie
                        805 Third Avenue
                   New York, New York  10022

    Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

    Registration has elected, pursuant to Rule 24f-2 under the Investment Company Act of 1940, to register an indefinite number of shares by this registration statement. In accordance with Rule 24f-2, a 71 registration fee in the amount of $500 has previously been paid.



    Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

    This Amendment includes the Signature Page of the Master Fund for the International Multi-Manager Stock Fund.



Total Pages:
Exhibit Index:

We hereby incorporate Parts A, B, and C from Pre-Effective
Amendment #2 of INTRUST Funds Trust filed with the Securities and
Exchange Commission on December 23, 1996.

                                  SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on January 6, 1997


                                   INTRUST FUNDS TRUST



                                   By:
                                        Eric Rubin, President




          Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                    Title            Date

/s/Terry L. Carter*          Trustee          January 6, 1997
Terry L. Carter


/s/Thomas F. Kice*           Trustee          January 6, 1997
Thomas F. Kice


/s/George Mileusnic*         Trustee          January 6, 1997
George Mileusnic


/s/John J. Pileggi*          Trustee          January 6, 1997
John J. Pileggi


/s/Thomas E. Shea*           Trustee          January 6, 1997
Thomas E. Shea


/s/Eric Rubin*               President and    January 6, 1997
Eric Rubin                   Treasurer




*By _____________________
John J. Pileggi, Attorney-in-Fact


*Pursuant to Power of Attorney filed with Pre-Effective Amendment
No. 2



Trustee

January 6, 1997

                                  SIGNATURES

     AMR Investment Services Trust has duly caused this Pre-Effective Amendment No. 4 to the Registration Statement on Form N-1A of the INTRUST FUNDS Trust to be signed on its behalf by the undesigned only with respect to disclosures relating to the International Equity Portfolio, a series of the AMR Investment Services Trust, thereunto duly authorized, in the City of Fort Worth and the State of Texas on January 6, 1997.

                                        AMR INVESTMENT SERVICES TRUST


                                        By: *William P. Quinn
                                            --------------------------
                                            President
Attest:


________________________________
*Barry Y. Greenberg
Vice President and Assistant Secretary

     This Pre-Effective Amendment No. 4 to the Registration Statement on Form N-1A of the INTRUST Funds Trust has been signed below by the following persons in the capacities and on the dates indicated only with respect to disclosures relating to the International Equity Portfolio, a series of the AMR Investment Services Trust.

Signature                     Title              Date


__________________________    President and      January 6, 1997
*William F. Quinn              Trustee


__________________________    Trustee            January 6, 1997
*Alan D. Feld


__________________________    Trustee            January 6, 1997
*Ben J. Fortson


__________________________    Trustee            January 6, 1997
*John S. Justin


__________________________    Trustee            January 6, 1997
*Stephen D. O'Sullivan

__________________________    Trustee            January 6, 1997
*Roger T. Staubach



*By_____________________________
       William F. Quinn, Attorney-In-Fact